Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) [Line Items]
Leases with initial term	12 months
Incremental borrowing rate	3.95%
Total operating lease expenses	$ 2,333,412	$ 2,636,019	$ 1,749,258
Minimum [Member]
Leases (Details) [Line Items]
Operating leases, with terms	1 year
Incremental borrowing rate	6.98%
Maximum [Member]
Leases (Details) [Line Items]
Operating leases, with terms	15 years
Incremental borrowing rate	3.75%